Other Accrued Expenses and Other Current Liabilities (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Accrued Expenses and Liability [Line Items]
Balance at beginning of year	$ 121	$ 197	$ 78
Additions charged to expense	355	364	856
Amounts utilized	(373)	(440)	(737)
Balance at end of year	$ 103	$ 121	$ 197